Post-Retirement Obligation- Summary of Actuarial Assumptions (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of fair value of plan assets [abstract]
Annual discount rate for present value of the actuarial obligation	9.48%	10.50%	13.20%
Annual expected return on plan assets	9.48%	10.50%	13.20%
Long-term annual inflation rate	4.00%	4.50%	5.50%
Estimated future annual salary increases	6.08%	6.59%	7.61%
General mortality table	AT-2000 D10	AT-2000	AT-2000
Disability table	Not adopted	Álvaro Vindas	Álvaro vindas
Disabled mortality table	AT 49	AT 49	AT 49